Investments (Composition Of Current And Past Due Mortgage Loans On Real Estate) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Mortgage Loans On Real Estate Aging [Abstract]
Allowance for credit losses	$ (99)	$ (96)
Unamortized premium (discount)	28	16
Mark-to-market gains (losses)	(27)	(3)
Total carrying value	18,301	17,991
Current [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	18,318	18,004
30 to 59 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	42	36
60 to 89 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	6	5
90 Or More Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	33	29
Commercial [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross		17,171
Allowance for credit losses	(84)	(79)
Unamortized premium (discount)	(8)	(11)
Mark-to-market gains (losses)	(27)	(3)
Total carrying value	16,903	17,089
Commercial [Member] | Current [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	17,003	17,167
Commercial [Member] | 30 to 59 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	19	15
Residential [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	1,413	919
Allowance for credit losses	(15)	(17)
Unamortized premium (discount)	36	27
Total carrying value	1,398	902
Residential [Member] | Current [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	1,315	837
Residential [Member] | 30 to 59 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	23	21
Residential [Member] | 60 to 89 Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	6	5
Residential [Member] | 90 Or More Days Past Due [Member]
Mortgage Loans On Real Estate Aging [Abstract]
Mortgage loans on real estate, gross	$ 33	$ 29